Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Condensed Statements of Operations (Unaudited)
Revenues (including amounts of related party of $21,224 and $1,506,225 for the three months ended September 30, 2023 and 2022, and $33,765 and $1,988,150 for the nine months ended September 30, 2023 and 2022, respectively)	$ 24,489	$ 1,757,774	$ 102,208	$ 2,481,602
Cost of revenues (including amounts of related party of $39,523 and $732,765 for the three months ended September 30, 2023 and 2022, and $86,158 and $1,603,169 for the nine months ended September 30, 2023 and 2022, respectively)	(87,873)	(1,176,032)	(244,538)	(1,536,074)
Gross (loss) profit	(63,384)	581,742	(142,330)	945,528
Operating expenses:
Research and development expenses (including amounts of related party of $135,606 and $115,912 for the three months ended September 30, 2023 and 2022, and $287,802 and $490,082 for the nine months ended September 30, 2023 and 2022, respectively)	1,710,265	1,834,786	5,080,335	5,047,096
Selling, general and administrative expenses	902,017	6,569,227	2,282,631	7,748,060
Total operating expenses	2,612,282	8,404,013	7,362,966	12,795,156
Loss from operations	(2,675,666)	(7,822,271)	(7,505,296)	(11,849,628)
Interest expense	(44,267)	(9,821)	(93,852)	(45,304)
Other income, net	5,054	10,336	14,067	19,250
Issuance cost of convertible note measured at fair value	(260,967)	0	(260,967)	0
Total non-operating (expenses) income, net	(300,180)	515	(340,752)	(26,054)
Net loss before income taxes	(2,975,846)	(7,821,756)	(7,846,048)	(11,875,682)
Provision for income taxes	0	0	0	0
Net loss	$ (2,975,846)	$ (7,821,756)	$ (7,846,048)	$ (11,875,682)
Net loss per common share - basic and diluted	$ (0.15)	$ (0.51)	$ (0.39)	$ (1.03)
Weighted-average shares used in computing net loss per common share-basic and diluted	20,292,624	15,301,396	20,134,340	11,538,013